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                              [LOGO] Nationwide(R)

                                  Nationwide(R)

                              VA Separate Account-D

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

WR-0083-6/04

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                              [LOGO] Nationwide (R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VA Separate Account-D.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

                                        3

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 18. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 13, provide further disclosures about the variable account and its underlying contract provisions.

                                        4

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                        NATIONWIDE VA SEPARATE ACCOUNT-D

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      W & R Target Funds, Inc.- Asset Strategy Portfolio (WRAsStrat)
         5,614,695 shares (cost $36,210,739) .............................   $ 38,820,001
      W & R Target Funds, Inc.- Balanced Portfolio (WRBal)
         4,042,001 shares (cost $27,175,236) .............................     29,639,587
      W & R Target Funds, Inc.- Bond Portfolio (WRBnd)
         6,184,077 shares (cost $34,726,994) .............................     34,432,324
      W & R Target Funds, Inc.- Core Equity Portfolio (WRCoreEq)
         8,166,909 shares (cost $78,756,575) .............................     77,392,893
      W & R Target Funds, Inc.- Dividend Income Portfolio (WRDivInc)
         64,216 shares (cost $318,428) ...................................        323,505
      W & R Target Funds, Inc.- Growth Portfolio (WRGrowth)
         12,053,776 shares (cost $95,337,950) ............................     99,280,923
      W & R Target Funds, Inc.- High Income Portfolio (WRHiInc)
         7,146,250 shares (cost $23,598,176) .............................     24,215,067
      W & R Target Funds, Inc.- International II Portfolio (WRIntlII)
         8,375 shares (cost $137,626) ....................................        140,413
      W & R Target Funds, Inc.- International Portfolio (WRIntl)
         2,420,988 shares (cost $13,096,346) .............................     14,508,255
      W & R Target Funds, Inc.- Limited-Term Bond Portfolio (WRLTBond)
         2,601,369 shares (cost $14,772,824) .............................     14,613,713
      W & R Target Funds, Inc.- Micro Cap Growth Portfolio (WRMicCpGr)
         4,810 shares (cost $61,619) .....................................         63,194
      W & R Target Funds, Inc.- Money Market Portfolio (WRMMkt)
         9,049,948 shares (cost $9,049,948) ..............................      9,049,948
      W & R Target Funds, Inc.- Science & Technology Portfolio (WRSciTech)
         2,316,391 shares (cost $26,412,916) .............................     30,444,091
      W & R Target Funds, Inc.- Small Cap Growth Portfolio (WRSmCap)
         4,812,658 shares (cost $35,893,615) .............................     43,056,442
      W & R Target Funds, Inc.- Small Cap Value Portfolio (WRSmCpVal)
         5,951 shares (cost $93,096) .....................................         96,567
      W & R Target Funds, Inc.- Value Portfolio (WRValue)
         4,946,496 shares (cost $24,348,766) .............................     28,409,706
                                                                             ------------
            Total investments ............................................    444,486,629
   Accounts receivable ...................................................         60,811
                                                                             ------------
            Total assets .................................................    444,547,440
Accounts payable .........................................................             --
                                                                             ------------
Contract owners' equity (note 4) .........................................   $444,547,440
                                                                             ============

See accompanying notes to financial statements.

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                                        5

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total       WRAsStrat      WRBal        WRBnd
                                                     ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $     15,505           --           --           --
   Mortality and expense risk charges (note 2) ...     (3,236,834)    (285,088)    (209,492)    (264,354)
                                                     ------------   ----------   ----------   ----------
      Net investment income (loss) ...............     (3,221,329)    (285,088)    (209,492)    (264,354)
                                                     ------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     25,886,360    1,166,961    1,443,204    3,878,344
   Cost of mutual fund shares sold ...............    (26,376,262)  (1,105,980)  (1,441,789)  (3,922,736)
                                                     ------------   ----------   ----------   ----------
      Realized gain (loss) on investments ........       (489,902)      60,981        1,415      (44,392)
   Change in unrealized gain (loss) on
      investments ................................      8,560,451     (136,007)     715,705       34,257
                                                     ------------   ----------   ----------   ----------
      Net gain (loss) on investments .............      8,070,549      (75,026)     717,120      (10,135)
                                                     ------------   ----------   ----------   ----------
   Reinvested capital gains ......................             --           --           --           --
                                                     ------------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $  4,849,220     (360,114)     507,628     (274,489)
                                                     ============   ==========   ==========   ==========

                                                      WRCoreEq    WRDivInc    WRGrowth      WRHiInc
                                                     ----------   --------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................           --       --             --           --
   Mortality and expense risk charges (note 2) ...     (570,435)    (298)      (739,153)    (172,756)
                                                     ----------    -----     ----------   ----------
      Net investment income (loss) ...............     (570,435)    (298)      (739,153)    (172,756)
                                                     ----------    -----     ----------   ----------

   Proceeds from mutual fund shares sold .........    3,138,871      113      5,312,310      943,274
   Cost of mutual fund shares sold ...............   (3,467,516)    (115)    (5,624,231)  (1,018,694)
                                                     ----------    -----     ----------   ----------
      Realized gain (loss) on investments ........     (328,645)      (2)      (311,921)     (75,420)
   Change in unrealized gain (loss) on
      investments ................................      964,327    5,077      1,508,135      418,348
                                                     ----------    -----     ----------   ----------
      Net gain (loss) on investments .............      635,682    5,075      1,196,214      342,928
                                                     ----------    -----     ----------   ----------
   Reinvested capital gains ......................           --       --             --           --
                                                     ----------    -----     ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........       65,247    4,777        457,061      170,172
                                                     ==========    =====     ==========   ==========

                                                     WRIntIII    WRIntI     WRLTBond    WRMicCpGr
                                                     --------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $    --          --           --        --
   Mortality and expense risk charges (note 2) ...      (150)   (105,771)    (106,436)      (68)
                                                     -------    --------   ----------     -----
      Net investment income (loss) ...............      (150)   (105,771)    (106,436)      (68)
                                                     -------    --------   ----------     -----

   Proceeds from mutual fund shares sold .........        91     686,324    1,291,605        40
   Cost of mutual fund shares sold ...............       (90)   (704,961)  (1,290,833)      (41)
                                                     -------    --------   ----------     -----
      Realized gain (loss) on investments ........         1     (18,637)         772        (1)
   Change in unrealized gain (loss) on
      investments ................................     2,788     270,554      (21,057)    1,576
                                                     -------    --------   ----------     -----
      Net gain (loss) on investments .............     2,789     251,917      (20,285)    1,575
                                                     -------    --------   ----------     -----
   Reinvested capital gains ......................        --          --           --        --
                                                     -------    --------   ----------     -----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $ 2,639     146,146     (126,721)    1,507
                                                     =======    ========   ==========     =====

                                                       WRMMkt     WRSciTech    WRSmCap    WRSmCpVal
                                                     ----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................       15,505          --          --        --
   Mortality and expense risk charges (note 2) ...      (55,381)   (217,859)   (303,935)      (65)
                                                     ----------   ---------   ---------     -----
      Net investment income (loss) ...............      (39,876)   (217,859)   (303,935)      (65)
                                                     ----------   ---------   ---------     -----

   Proceeds from mutual fund shares sold .........    5,506,254     839,819     931,637        33
   Cost of mutual fund shares sold ...............   (5,506,254)   (765,655)   (862,811)      (33)
                                                     ----------   ---------   ---------     -----
      Realized gain (loss) on investments ........           --      74,164      68,826        --
   Change in unrealized gain (loss) on
      investments ................................           --   1,565,261   2,045,392     3,471
                                                     ----------   ---------   ---------     -----
      Net gain (loss) on investments .............           --   1,639,425   2,114,218     3,471
                                                     ----------   ---------   ---------     -----
   Reinvested capital gains ......................           --          --          --        --
                                                     ----------   ---------   ---------     -----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      (39,876)  1,421,566   1,810,283     3,406
                                                     ==========   =========   =========     =====

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NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       WRValue
                                                     -----------
Investment activity:
   Reinvested dividends ..........................   $       --
   Mortality and expense risk charges (note 2) ...     (205,593)
                                                     ----------
      Net investment income (loss) ...............     (205,593)
                                                     ----------

   Proceeds from mutual fund shares sold .........      747,480
   Cost of mutual fund shares sold ...............     (664,523)
                                                     ----------
      Realized gain (loss) on investments ........       82,957
   Change in unrealized gain (loss) on
      investments ................................    1,182,624
                                                     ----------
      Net gain (loss) on investments .............    1,265,581
                                                     ----------
   Reinvested capital gains ......................           --
                                                     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $1,059,988
                                                     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          Total                    WRAsStrat
                                               --------------------------   -----------------------
                                                   2004           2003         2004         2003
                                               ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $ (3,221,329)   (2,240,939)    (285,088)    (208,453)
   Realized gain (loss) on investments .....       (489,902)   (2,701,216)      60,981      (27,885)
   Change in unrealized gain (loss) on
      investments ..........................      8,560,451    24,282,043     (136,007)   1,058,794
   Reinvested capital gains ................             --            --           --           --
                                               ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      4,849,220    19,339,888     (360,114)     822,456
                                               ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ......................     33,930,555    55,132,368    3,075,089    6,372,825
   Transfers between funds .................             --            --       34,335      414,718
   Redemptions (note 3) ....................    (16,222,140)  (12,746,836)  (1,288,929)    (973,419)
   Annual contract maintenance charges
      (note 2) .............................        (58,282)      (45,190)      (5,767)      (4,257)
   Contingent deferred sales charges
      (note 2) .............................       (462,299)     (338,921)     (27,116)     (27,620)
   Adjustments to maintain reserves ........         54,869        (6,969)      (1,091)        (700)
                                               ------------   -----------   ----------   ----------
         Net equity transactions ...........     17,242,703    41,994,452    1,786,521    5,781,547
                                               ------------   -----------   ----------   ----------

Net change in contract owners' equity ......     22,091,923    61,334,340    1,426,407    6,604,003
Contract owners' equity beginning of
   period ..................................    422,455,517   284,737,793   37,391,885   25,055,095
                                               ------------   -----------   ----------   ----------
Contract owners' equity end of period ......   $444,547,440   346,072,133   38,818,292   31,659,098
                                               ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................     46,542,319    36,756,844    3,635,018    2,674,791
                                               ------------   -----------   ----------   ----------
   Units purchased .........................      6,026,926     9,386,950      382,481      826,195
   Units redeemed ..........................     (4,280,811)   (4,489,010)    (210,621)    (208,051)
                                               ------------   -----------   ----------   ----------
   Ending units ............................     48,288,434    41,654,784    3,806,878    3,292,935
                                               ============   ===========   ==========   ==========

                                                        WRBal                     WRBnd
                                               -----------------------   -----------------------
                                                  2004         2003         2004         2003
                                               ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............     (209,492)    (132,161)    (264,354)    (259,305)
   Realized gain (loss) on investments .....        1,415      (95,192)     (44,392)     152,818
   Change in unrealized gain (loss) on
      investments ..........................      715,705    1,465,697       34,257    1,165,638
   Reinvested capital gains ................           --           --           --           --
                                               ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      507,628    1,238,344     (274,489)   1,059,151
                                               ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ......................    3,405,058    3,004,035    2,493,246    7,089,083
   Transfers between funds .................      332,356     (201,601)  (1,664,968)    (145,554)
   Redemptions (note 3) ....................   (1,256,938)    (871,733)  (2,463,792)  (1,701,320)
   Annual contract maintenance charges
      (note 2) .............................       (3,957)      (3,110)      (4,203)      (3,635)
   Contingent deferred sales charges
      (note 2) .............................      (27,578)     (38,727)     (56,026)     (40,426)
   Adjustments to maintain reserves ........       (1,095)        (951)       2,668         (631)
                                               ----------   ----------   ----------   ----------
         Net equity transactions ...........    2,447,846    1,887,913   (1,693,075)   5,197,517
                                               ----------   ----------   ----------   ----------

Net change in contract owners' equity ......    2,955,474    3,126,257   (1,967,564)   6,256,668
Contract owners' equity beginning of
   period ..................................   26,683,360   16,747,303   36,402,950   31,553,053
                                               ----------   ----------   ----------   ----------
Contract owners' equity end of period ......   29,638,834   19,873,560   34,435,386   37,809,721
                                               ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................    2,657,129    1,956,614    3,051,387    2,714,129
                                               ----------   ----------   ----------   ----------
   Units purchased .........................      446,526      399,635      287,953      836,961
   Units redeemed ..........................     (204,867)    (183,689)    (429,788)    (391,707)
                                               ----------   ----------   ----------   ----------
   Ending units ............................    2,898,788    2,172,560    2,909,552    3,159,383
                                               ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT - D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           WRCoreEq             WRDivInc
                                                  ------------------------   --------------
                                                     2004          2003        2004    2003
                                                  -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ...............   $  (570,435)    (444,375)     (298)    --
   Realized gain (loss) on investments ........      (328,645)    (461,286)       (2)    --
   Change in unrealized gain (loss) on
      investments .............................       964,327    4,207,304     5,077     --
   Reinvested capital gains ...................            --           --        --     --
                                                  -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        65,247    3,301,643     4,777     --
                                                  -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     3,788,804    6,818,587     5,979     --
   Transfers between funds ....................    (1,356,410)   1,031,866   313,752     --
   Redemptions (note 3) .......................    (2,475,178)  (2,129,781)   (1,000)    --
   Annual contract maintenance charges
      (note 2) ................................       (10,243)      (9,260)       (3)    --
   Contingent deferred sales charges
      (note 2) ................................       (72,650)     (61,186)       --     --
   Adjustments to maintain reserves ...........       (49,390)      (1,416)        6     --
                                                  -----------   ----------   -------    ---
         Net equity transactions ..............      (175,067)   5,648,810   318,734     --
                                                  -----------   ----------   -------    ---

Net change in contract owners' equity .........      (109,820)   8,950,453   323,511     --
Contract owners' equity beginning of
   period .....................................    77,453,096   57,960,098        --     --
                                                  -----------   ----------   -------    ---
Contract owners' equity end of period .........   $77,343,276   66,910,551   323,511     --
                                                  ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ............................    10,138,009    8,764,149        --     --
                                                  -----------   ----------   -------    ---
   Units purchased ............................       628,145    1,397,648    32,342     --
   Units redeemed .............................      (649,802)    (540,558)     (101)    --
                                                  -----------   ----------   -------    ---
   Ending units ...............................    10,116,352    9,621,239    32,241     --
                                                  ===========   ==========   =======    ===

                                                          WRGrowth                  WRHiInc
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (739,153)    (490,235)    (172,756)    (118,064)
   Realized gain (loss) on investments ........     (311,921)    (262,021)     (75,420)    (219,695)
   Change in unrealized gain (loss) on
      investments .............................    1,508,135    6,269,798      418,348    1,864,241
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      457,061    5,517,542      170,172    1,526,482
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    6,570,151    8,876,280    2,556,646    3,588,087
   Transfers between funds ....................   (1,933,818)   2,572,337      137,308     (166,642)
   Redemptions (note 3) .......................   (3,205,003)  (2,249,546)    (655,756)    (787,215)
   Annual contract maintenance charges
      (note 2) ................................      (11,856)      (9,358)      (2,785)      (1,795)
   Contingent deferred sales charges
      (note 2) ................................      (88,586)     (45,195)     (18,381)     (14,231)
   Adjustments to maintain reserves ...........     (101,971)      (1,961)      (2,086)        (107)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............    1,228,917    9,142,557    2,014,946    2,618,097
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........    1,685,978   14,660,099    2,185,118    4,144,579
Contract owners' equity beginning of
   period .....................................   97,493,053   61,229,177   22,028,821   14,192,033
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   99,179,031   75,889,276   24,213,939   18,336,612
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................   12,142,977    9,244,541    1,785,549    1,356,838
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................    1,181,862    1,973,644      291,880      449,797
   Units redeemed .............................   (1,046,140)    (629,749)    (130,134)    (211,887)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................   12,278,699   10,588,436    1,947,295    1,594,748
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     WRIntIII                WRIntI
                                                  ---------------   ----------------------
                                                    2004     2003      2004         2003
                                                  --------   ----   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (150)    --     (105,771)    (52,871)
   Realized gain (loss) on investments ........          1     --      (18,637)   (676,052)
   Change in unrealized gain (loss) on
      investments .............................      2,788     --      270,554     934,740
   Reinvested capital gains ...................         --     --           --          --
                                                  --------    ---   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,639     --      146,146     205,817
                                                  --------    ---   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     16,894     --    1,143,451     761,322
   Transfers between funds ....................    121,167     --      669,752    (553,973)
   Redemptions (note 3) .......................       (286)    --     (396,988)   (151,378)
   Annual contract maintenance charges
      (note 2) ................................         (1)    --       (1,691)     (1,222)
   Contingent deferred sales charges
      (note 2) ................................         --     --      (16,189)     (5,355)
   Adjustments to maintain reserves ...........          9     --       39,290        (168)
                                                  --------    ---   ----------   ---------
         Net equity transactions ..............    137,783     --    1,437,625      49,226
                                                  --------    ---   ----------   ---------

Net change in contract owners' equity .........    140,422     --    1,583,771     255,043
Contract owners' equity beginning
   of period ..................................         --     --   12,964,547   7,581,706
                                                  --------    ---   ----------   ---------
Contract owners' equity end of period .........   $140,422     --   14,548,318   7,836,749
                                                  ========    ===   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................         --     --    1,680,876   1,209,380
                                                  --------    ---   ----------   ---------
   Units purchased ............................     13,649     --      341,885     296,782
   Units redeemed .............................        (32)    --     (160,988)   (293,550)
                                                  --------    ---   ----------   ---------
   Ending units ...............................     13,617     --    1,861,773   1,212,612
                                                  ========    ===   ==========   =========

                                                         WRLTBond             WRMicCpGr
                                                  -----------------------   -------------
                                                     2004         2003       2004    2003
                                                  ----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) ...............     (106,436)     (79,954)     (68)    --
   Realized gain (loss) on investments ........          772       19,894       (1)    --
   Change in unrealized gain (loss) on
      investments .............................      (21,057)     280,936    1,576     --
   Reinvested capital gains ...................           --           --       --     --
                                                  ----------   ----------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (126,721)     220,876    1,507     --
                                                  ----------   ----------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,200,592    4,427,937    6,828     --
   Transfers between funds ....................     (317,464)   3,628,805   55,575     --
   Redemptions (note 3) .......................     (537,503)    (551,937)    (714)    --
   Annual contract maintenance charges
      (note 2) ................................       (1,696)        (986)      (1)    --
   Contingent deferred sales charges
      (note 2) ................................      (17,129)     (30,705)      --     --
   Adjustments to maintain reserves ...........       (7,757)         (87)       1     --
                                                  ----------   ----------   ------    ---
         Net equity transactions ..............      319,043    7,473,027   61,689     --
                                                  ----------   ----------   ------    ---

Net change in contract owners' equity .........      192,322    7,693,903   63,196     --
Contract owners' equity beginning
   of period ..................................   14,414,495    6,437,311       --     --
                                                  ----------   ----------   ------    ---
Contract owners' equity end of period .........   14,606,817   14,131,214   63,196     --
                                                  ==========   ==========   ======    ===

CHANGES IN UNITS:
   Beginning units ............................    1,252,148      567,954       --     --
                                                  ----------   ----------   ------    ---
   Units purchased ............................      226,925      802,144    6,401     --
   Units redeemed .............................     (199,848)    (146,906)     (73)    --
                                                  ----------   ----------   ------    ---
   Ending units ...............................    1,279,225    1,223,192    6,328     --
                                                  ==========   ==========   ======    ===

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            WRMMkt                   WRSciTech
                                                  ------------------------   -----------------------
                                                     2004          2003          2004        2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (39,876)     (50,192)    (217,859)    (119,847)
   Realized gain (loss) on investments ........            --           --       74,164      (86,284)
   Change in unrealized gain (loss)
      on investments ..........................            --           --    1,565,261    1,387,587
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (39,876)     (50,192)   1,421,566    1,181,456
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     2,220,292    5,584,258    2,569,784    2,746,566
   Transfers between funds ....................      (978,793)  (3,215,937)     890,543     (121,989)
   Redemptions (note 3) .......................    (1,111,752)  (2,061,943)  (1,019,993)    (321,209)
   Annual contract maintenance charges
      (note 2) ................................        (1,167)      (1,395)      (5,170)      (3,555)
   Contingent deferred sales charges
      (note 2) ................................       (57,490)     (18,584)     (28,689)     (19,740)
   Adjustments to maintain reserves ...........           112         (282)      (2,582)        (356)
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............        71,202      286,117    2,403,893    2,279,717
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........        31,326      235,925    3,825,459    3,461,173
Contract owners' equity beginning of period ...     9,019,240   11,028,481   26,616,811   15,173,191
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $ 9,050,566   11,264,406   30,442,270   18,634,364
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       892,194    1,080,121    3,285,841    2,406,665
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................       682,426      942,692      500,861      514,059
   Units redeemed .............................      (675,021)    (914,026)    (217,718)    (160,495)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................       899,599    1,108,787    3,568,984    2,760,229
                                                  ===========   ==========   ==========   ==========

                                                          WRSmCap              WRSmCpVal
                                                  -----------------------   -------------
                                                     2004         2003       2004    2003
                                                  ----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) ...............     (303,935)    (173,640)     (65)    --
   Realized gain (loss) on investments ........       68,826     (914,027)      --     --
   Change in unrealized gain (loss) on
      investments .............................    2,045,392    4,310,961    3,471     --
   Reinvested capital gains ...................           --           --       --     --
                                                  ----------   ----------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,810,283    3,223,294    3,406     --
                                                  ----------   ----------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    2,540,574    2,931,329   36,489     --
   Transfers between funds ....................    2,815,352   (2,585,702)  56,958     --
   Redemptions (note 3) .......................   (1,000,906)    (591,345)    (286)    --
   Annual contract maintenance charges
      (note 2) ................................       (6,441)      (4,694)      (1)    --
   Contingent deferred sales charges
      (note 2) ................................      (34,314)     (25,744)      --     --
   Adjustments to maintain reserves ...........       92,675         (108)       5     --
                                                  ----------   ----------   ------    ---
         Net equity transactions ..............    4,406,940     (276,264)  93,165     --
                                                  ----------   ----------   ------    ---

Net change in contract owners' equity .........    6,217,223    2,947,030   96,571     --
Contract owners' equity beginning
   of period ..................................   36,933,019   23,823,289       --     --
                                                  ----------   ----------   ------    ---
Contract owners' equity end of period .........   43,150,242   26,770,319   96,571     --
                                                  ==========   ==========   ======    ===

CHANGES IN UNITS:
   Beginning units ............................    3,680,292    3,174,788       --     --
                                                  ----------   ----------   ------    ---
   Units purchased ............................      631,261      564,829    9,227     --
   Units redeemed .............................     (210,304)    (643,881)     (28)    --
                                                  ----------   ----------   ------    ---
   Ending units ...............................    4,101,249    3,095,736    9,199     --
                                                  ==========   ==========   ======    ===

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           WRValue
                                                  ------------------------
                                                     2004          2003
                                                  -----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (205,593)    (111,842)
   Realized gain (loss) on investments ........        82,957     (131,486)
   Change in unrealized gain (loss) on
      investments .............................     1,182,624    1,336,347
   Reinvested capital gains ...................            --           --
                                                  -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,059,988    1,093,019
                                                  -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     2,300,678    2,932,059
   Transfers between funds ....................       824,355     (656,328)
   Redemptions (note 3) .......................      (807,116)    (356,010)
   Annual contract maintenance charges
      (note 2) ................................        (3,300)      (1,923)
   Contingent deferred sales charges
      (note 2) ................................       (18,151)     (11,408)
   Adjustments to maintain reserves ...........        86,075         (202)
                                                  -----------   ----------
      Net equity transactions .................     2,382,541    1,906,188
                                                  -----------   ----------

Net change in contract owners' equity .........     3,442,529    2,999,207
Contract owners' equity beginning
   of period ..................................    25,054,240   13,957,056
                                                  -----------   ----------
Contract owners' equity end of period .........   $28,496,769   16,956,263
                                                  ===========   ==========

CHANGES IN UNITS:
   Beginning units ............................     2,340,899    1,606,874
                                                  -----------   ----------
   Units purchased ............................       363,102      382,564
   Units redeemed .............................      (145,346)    (164,511)
                                                  -----------   ----------
   Ending units ...............................     2,558,655    1,824,927
                                                  ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                  (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolio of the Waddell and Reed: Target Funds (W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Dividend Income Portfolio (WRDivInc)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International II Portfolio (WRIntlII) W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Micro Cap Growth Portfolio (WRMicCpGr) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                    (WRSciTech)
                  W & R Target Funds - Small Cap Growth Portfolio (WRSmCap)
                  W & R Target Funds - Small Cap Value Portfolio (WRSmCpVal) W & R Target Funds - Value Portfolio (WRValue)

          At June 30, 2004, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

        NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

                                                                                            -------
                                                                                            Waddell
                                                                                             & Reed
                         Nationwide VA Separate Account-D Options                           Select
     ----------------------------------------------------------------------------------------------
     Variable Account Charges - Recurring ...............................................    1.35%
     ----------------------------------------------------------------------------------------------
     CDSC Options:

        Seven Year CDSC .................................................................    0.05%
     ----------------------------------------------------------------------------------------------
     Death Benefit Options:

        Maximum Anniversary Death Benefit ...............................................    0.15%

           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or (iii) highest contract value before
           86th birthday less surrenders.

        Five Year Reset Death Benefit ...................................................    0.05%

           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders.
     ----------------------------------------------------------------------------------------------
     Nursing Home and Long Term Care ....................................................    0.05%
     ----------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:

           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

        5% Interest .....................................................................    0.45%

        Maximum Anniversary .............................................................    0.30%
     ----------------------------------------------------------------------------------------------
     Beneficiary Protector Option .......................................................    0.40%

           Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
     ----------------------------------------------------------------------------------------------

     ----------------------------------------------------------------------------------------------
     Maximum Variable Account Charges/(1)/ ..............................................    2.45%
     ----------------------------------------------------------------------------------------------

     /(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

   NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2004:

                               Total     WRAsStrat    WRBal     WRBnd    WRCoreEq   WRDivInc   WRGrowth   WRHiInc
                            ----------   ---------   -------   -------   --------   --------   --------   -------
     1.35% ..............   $  989,221     98,500     79,370   100,715    162,459      85       194,406    58,823
     1.40% ..............      551,219     45,580     27,136    44,589     91,222      29       152,572    29,296
     1.45% ..............       65,328      6,920      5,938     3,372     13,782      --        15,528     4,289
     1.50% ..............      948,324     67,337     43,459    53,771    190,353     171       239,738    40,444
     1.55% ..............      134,995      8,676     14,811     9,964     28,678      --        28,207     8,588
     1.60% ..............        9,725        160      1,788       552      2,313      --         2,936        79
     1.65% ..............       58,630      7,042      2,924     3,038      5,865      --        11,558     4,236
     1.70% ..............        5,555        394        332       630      1,292      --           499       147
     1.75% ..............       10,922      1,697      1,371     1,354        920      --         1,386     1,151
     1.80% ..............      237,962     25,395     15,602    20,333     41,572       8        47,167    15,412
     1.85% ..............       48,917      7,495      4,711     6,602      5,298      --         9,943     2,019
     1.90% ..............       30,468        865        197       861      3,883       5         7,113     2,532
     1.95% ..............      107,171     12,816      5,487    13,188     13,611      --        19,491     5,122
     2.00% ..............       33,155      1,548      6,265     4,941      8,813      --         7,549       511
     2.05% ..............        2,021        198        101        63        151      --           323        35
     2.20% ..............          989        148         --        87         --      --           202        46
     2.35% ..............        2,100        317         --       282        197      --           502        13
     2.45% ..............          132         --         --        12         26      --            33        13
                            ----------    -------    -------   -------    -------     ---       -------   -------
        Totals ..........   $3,236,834    285,088    209,492   264,354    570,435     298       739,153   172,756
                            ==========    =======    =======   =======    =======     ===       =======   =======

                            WRIntIII    WRIntI   WRLTBond   WRMicCpGr   WRMMkt   WRSciTech   WRSmCap   WRSmCpVal
                            --------   -------   --------   ---------   ------   ---------   -------   ---------
     1.35% ..............     $ 50      29,790     38,663       35      19,585     63,310     82,655       22
     1.40% ..............        2      22,337     18,739        1       7,750     30,795     54,843        1
     1.45% ..............       --       1,744      1,247       --         300      2,446      4,470       --
     1.50% ..............       98      32,149     25,471       25      15,918     76,187    103,554       39
     1.55% ..............       --       4,011      4,279        7       2,740      7,597     10,618        3
     1.60% ..............       --         320        224       --         107        197        502       --
     1.65% ..............       --       1,036        720       --         134      7,025      8,748       --
     1.70% ..............       --         358        300       --          10        548        508       --
     1.75% ..............       --         171        432       --         154        443        853       --
     1.80% ..............       --       7,314      8,629       --       3,427     13,654     19,091       --
     1.85% ..............       --         548      1,129       --       2,859      2,875      2,505       --
     1.90% ..............       --       2,071        743       --         398      2,236      5,362       --
     1.95% ..............       --       3,518      5,377       --       1,746      8,894      8,495       --
     2.00% ..............       --         329        181       --         253      1,134      1,091       --
     2.05% ..............       --          --         35       --          --        273        259       --
     2.20% ..............       --          42         --       --          --        194         92       --
     2.35% ..............       --          19        267       --          --         37        289       --
     2.45% ..............       --          14         --       --          --         14         --       --
                              ----     -------    -------      ---      ------    -------    -------      ---
        Totals ..........     $150     105,771    106,436       68      55,381    217,859    303,935       65
                              ====     =======    =======      ===      ======    =======    =======      ===

                             WRValue
                            --------
     1.35% ..............   $ 60,753
     1.40% ..............     26,327
     1.45% ..............      5,292
     1.50% ..............     59,610
     1.55% ..............      6,816
     1.60% ..............        547
     1.65% ..............      6,304
     1.70% ..............        537
     1.75% ..............        990
     1.80% ..............     20,358
     1.85% ..............      2,933
     1.90% ..............      4,202
     1.95% ..............      9,426
     2.00% ..............        540
     2.05% ..............        583
     2.20% ..............        178
     2.35% ..............        177
     2.45% ..............         20
                            --------
        Totals ..........   $205,593
                            ========

        NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $2,296,711 and $2,200,998, respectively, and total transfers from the Account to the fixed account were $836,551 and $3,530,444, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $33,194 and $531,995 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (continued)

   NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                              Contract                                                      Investment
                              Expense                         Unit            Contract        Income            Total
                               Rate*          Units        Fair Value      Owners' Equity     Ratio**         Return***
                           -------------   ----------   ----------------   --------------   ----------   ------------------
     W & R Target Funds, Inc. - Asset Strategy Portfolio
        2004 ...........   1.35% to 2.35%   3,806,878   $10.24 to  10.29    $ 38,818,292       0.00%      -0.81% to  -1.31%
        2003 ...........   1.35% to 2.35%   3,292,935     9.44 to   9.79      31,659,098       0.00%       2.21% to   2.73%
        2002 ...........   1.35% to 2.05%   2,034,836     9.33 to   9.43      19,158,167       0.00%       1.96% to   2.32%
        2001 ...........   1.35% to 1.95%     802,655     9.40 to   9.44       7,571,176       0.00%      -9.35% to  -9.07%

     W & R Target Funds, Inc. - Balanced Portfolio
        2004 ...........   1.35% to 2.05%   2,898,788    10.27 to  10.01      29,638,834       0.00%       1.88% to   1.52%
        2003 ...........   1.35% to 2.05%   2,172,560     9.01 to   9.18      19,873,560       0.00%       6.59% to   6.96%
        2002 ...........   1.35% to 2.00%   1,660,366     8.99 to   9.09      15,059,017       0.00%      -4.66% to  -4.35%
        2001 ...........   1.35% to 1.95%     701,359     9.77 to   9.81       6,876,075       0.00%      -4.48% to  -4.19%

     W & R Target Funds, Inc. - Bond Portfolio
        2004 ...........   1.35% to 2.45%   2,909,552    11.89 to  11.05      34,435,386       0.00%      -0.73% to  -1.28%
        2003 ...........   1.35% to 2.45%   3,159,383    11.28 to  12.01      37,809,721       0.00%       2.46% to   3.03%
        2002 ...........   1.35% to 2.35%   1,847,472    10.62 to  11.17      20,595,951       0.00%       2.53% to   3.04%
        2001 ...........   1.35% to 1.95%     460,493    10.40 to  10.44       4,804,212       0.00%       1.78% to   2.09%

     W & R Target Funds, Inc. - Core Equity Portfolio
        2004 ...........   1.35% to 2.45%  10,116,352     7.68 to   7.81      77,343,276       0.00%       0.14% to  -0.42%
        2003 ...........   1.35% to 2.45%   9,621,239     6.85 to   7.20      66,910,551       0.00%       4.66% to   5.24%
        2002 ...........   1.35% to 2.35%   7,791,842     7.34 to   7.73      57,677,017       0.00%     -13.98% to -13.54%
        2001 ...........   1.35% to 1.95%   2,839,129     8.98 to   9.01      25,570,050       0.00%     -12.09% to -11.82%

     W & R Target Funds, Inc. - Dividend Income Portfolio
        2004 ...........   1.35% to 2.35%      32,241    10.04 to  10.02         323,511       0.00%       0.36% to   0.20%(a)(b)

     W & R Target Funds, Inc. - Growth Portfolio
        2004 ...........   1.35% to 2.45%  12,278,699     8.11 to   8.38      99,179,031       0.00%       0.67% to   0.11%
        2003 ...........   1.35% to 2.45%  10,588,436     7.03 to   7.53      75,889,276       0.00%       7.71% to   8.31%
        2002 ...........   1.35% to 2.35%   8,291,860     7.37 to   7.88      61,702,024       0.00%     -13.28% to -12.85%
        2001 ...........   1.35% to 2.00%   2,381,737     8.99 to   9.03      21,493,881       0.00%     -11.09% to -10.79%

     W & R Target Funds, Inc. - High Income Portfolio
        2004 ...........   1.35% to 2.45%   1,947,295    12.49 to  11.32      24,213,939       0.00%       0.84% to   0.28%
        2003 ...........   1.35% to 2.45%   1,594,748    10.58 to  11.54      18,336,612       0.00%       9.44% to  10.05%
        2002 ...........   1.35% to 2.00%   1,094,430    10.20 to  10.31      11,264,954       0.00%      -5.28% to  -4.97%
        2001 ...........   1.35% to 1.95%     317,502    10.55 to  10.59       3,360,414       0.00%       4.79% to   5.11%

     W & R Target Funds, Inc. - International II Portfolio
        2004 ...........   1.35% to 1.50%      13,617    10.31 to  10.31         140,422       0.00%       3.14% to   3.11%(a)(b)

     W & R Target Funds, Inc. - International Portfolio
        2004 ...........   1.35% to 2.45%   1,861,773     7.85 to   8.11      14,548,318       0.00%       1.36% to   0.80%
        2003 ...........   1.35% to 2.45%   1,212,612     6.37 to   6.79       7,836,749       0.00%       2.61% to   3.18%
        2002 ...........   1.35% to 2.35%     982,645     7.17 to   7.67       7,109,421       0.00%      -7.35% to  -6.88%
        2001 ...........   1.35% to 1.85%     319,069     8.70 to   8.73       2,782,527       0.00%     -14.23% to -14.01%

     W & R Target Funds, Inc. - Limited-Term Bond Portfolio
        2004 ...........   1.35% to 2.35%   1,279,225    11.47 to  10.61      14,606,817       0.00%      -0.79% to  -1.30%
        2003 ...........   1.35% to 2.35%   1,223,192    10.83 to  11.59      14,131,214       0.00%       1.56% to   2.07%
        2002 ...........   1.35% to 1.95%     307,416    10.89 to  10.99       3,374,953       0.00%       0.35% to   0.65%
        2001 ...........   1.35% to 1.95%      52,742    10.53 to  10.56         557,000       0.00%       3.89% to   4.21%

        NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS)

                              Contract                                                      Investment
                              Expense                         Unit            Contract        Income           Total
                               Rate*          Units        Fair Value      Owners' Equity     Ratio**         Return***
                           -------------   ----------   ----------------   --------------   ----------   ------------------
     W & R Target Funds, Inc. - Micro Cap Growth Portfolio
        2004 ...........   1.35% to 1.55%       6,328   $  9.99 to  9.98    $     63,196       0.00%      -0.12% to  -0.15%(a)(b)

     W & R Target Funds, Inc. - Money Market Portfolio
        2004 ...........   1.35% to 2.00%     899,599     10.10 to  9.87       9,050,566       0.17%      -0.47% to  -0.79%
        2003 ...........   1.35% to 2.00%   1,108,787     10.03 to 10.20      11,264,406       0.33%      -0.69% to  -0.36%
        2002 ...........   1.35% to 2.00%     903,796     10.14 to 10.25       9,245,837       0.49%      -0.41% to  -0.09%
        2001 ...........   1.35% to 1.95%     627,478     10.16 to 10.20       6,393,461       1.97%       1.29% to   1.59%

     W & R Target Funds, Inc. - Science & Technology Portfolio
        2004 ...........   1.35% to 2.45%   3,568,984      8.57 to  9.44      30,442,270       0.00%       5.38% to   4.79%
        2003 ...........   1.35% to 2.45%   2,760,229      6.62 to  7.57      18,634,364       0.00%       6.59% to   7.19%
        2002 ...........   1.35% to 2.35%   2,091,417      6.70 to  7.64      14,131,532       0.00%     -20.11% to -19.71%
        2001 ...........   1.35% to 2.00%     775,554      8.35 to  8.38       6,497,972       0.00%     -13.87% to -13.59%

     W & R Target Funds, Inc. - Small Cap Growth Portfolio
        2004 ...........   1.35% to 2.35%   4,101,249     10.57 to 10.35      43,150,242       0.00%       4.91% to   4.38%
        2003 ...........   1.35% to 2.35%   3,095,736      8.52 to  8.68      26,770,319       0.00%      14.77% to  15.35%
        2002 ...........   1.35% to 2.35%   2,718,629      8.21 to  8.30      22,532,630       0.00%     -15.27% to -14.85%
        2001 ...........   1.35% to 2.00%     786,108     10.29 to 10.33       8,114,335       0.00%       2.12% to   2.45%

     W & R Target Funds, Inc. - Small Cap Value Portfolio
        2004 ...........   1.35% to 1.55%       9,199     10.50 to 10.50          96,571       0.00%       4.99% to   4.96%(a)(b)

     W & R Target Funds, Inc. - Value Portfolio
        2004 ...........   1.35% to 2.45%   2,558,655     11.19 to 10.80      28,496,769       0.00%       4.12% to   3.54%
        2003 ...........   1.35% to 2.45%   1,824,927      9.10 to  9.32      16,956,263       0.00%       6.49% to   7.08%
        2002 ...........   1.35% to 2.35%   1,285,977      9.27 to  9.38      12,041,117       0.00%      -7.71% to  -7.25%
        2001 ...........   1.35% to 1.80%     104,916      9.92 to  9.93       1,041,491       0.00%      -0.79% to  -0.72%(a)(b)
                                                                            ------------
     2004 Contract owners' equity ......................................    $444,547,440
                                                                            ============
     2003 Contract owners' equity ......................................    $346,072,133
                                                                            ============
     2002 Reserves for annuity contracts in payout phase: ..............          29,604
                                                                            ------------
     2002 Contract owners' equity ......................................    $253,922,224
                                                                            ============
     2001 Contract owners' equity ......................................    $ 95,062,594
                                                                            ============

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company